Corporate information (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets -
Property, plant and equipment, note 10	S/ 2,152,724	S/ 2,208,553
Other current liabilities	10,181	5,137
Additional paid in capital	432,779	432,779	S/ 545,165
Total asset impairment		47,582
Impairment on Brine Project [Member]
Assets -
Income tax prepayments		(5,654)
Property, plant and equipment, note 10		(1,732)
Exploration and evaluation assets, note 11		(33,469)
Other current liabilities		32
Additional paid in capital		(6,759)
Total asset impairment		(47,582)
Deferred income tax		10,150
Total impairment loss		(37,432)
Attributable to -
Equity holders of the parent		(25,444)
Non- controlling interests		(11,988)
Impairment loss		(37,432)
Impairment on Brine Project [Member] | Cementos Pacasmayo S.A.A. [Member]
Assets -
Income tax prepayments
Property, plant and equipment, note 10
Exploration and evaluation assets, note 11
Other current liabilities
Additional paid in capital		(6,759)
Total asset impairment		(6,759)
Deferred income tax		17,087
Total impairment loss		10,328
Attributable to -
Equity holders of the parent		10,328
Non- controlling interests
Impairment loss		10,328
Impairment on Brine Project [Member] | Salmueras Sudamericanas S.A. [Member]
Assets -
Income tax prepayments		(5,654)
Property, plant and equipment, note 10		(1,732)
Exploration and evaluation assets, note 11		(33,469)
Other current liabilities		32
Additional paid in capital
Total asset impairment		(40,823)
Deferred income tax		(6,937)
Total impairment loss		(47,760)
Attributable to -
Equity holders of the parent		(35,772)
Non- controlling interests		(11,988)
Impairment loss		S/ (47,760)